PRINCIPAL ACCOUNTING POLICIES (Details 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES
Uncertain tax positions	0	0	0
Principal accounting policies
Percentage allocation of annual after-tax profit to statutory common reserve	10.00%
Statutory common reserve as a percentage of registered capital reached	50.00%
Total appropriations to the statutory common reserve fund	2,262	812	521
Amount reversed from the statutory common reserve fund	500	800	0
Appropriations to the statutory common welfare fund	0	0	0
Amount reversed from statutory common welfare fund	250	400	0
Net assets not distributable	517,175	516,662
Aggregate net assets not distributable as percentage of total consolidated net assets	15.50%	19.40%
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Principal accounting policies
Ownership interest in subsidiary (as a percent)	50.00%